Shareholder Report, Holdings (Details)	Dec. 31, 2025
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Money Market Fiduciary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | American Tower Corporate REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Diversified/Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Residential Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Money Market Fiduciary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | American Tower Corporate REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Diversified/Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Residential Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%